UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09709
Highland Floating Rate Advantage Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: June 30
Date of reporting period: December 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
Highland Floating Rate
Advantage Fund
Semi-Annual Report
December 31, 2010

Highland Floating Rate Advantage Fund
TABLE OF CONTENTS

Fund Profile	1
Financial Statements	2
Investment Portfolio	3
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	13
Financial Highlights	14
Notes to Financial Statements	18
Additional Information	28
Important Information About This Report	30
Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.
A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE
Highland Floating Rate Advantage Fund
Objective
The Fund seeks to provide a high level of current income, consistent with preservation of capital.
Net Assets as of December 31, 2010
$490.7 million
Portfolio Data as of December 31, 2010
The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its investment portfolio will change over time.

Quality Breakdown as of 12/31/10 (%)*

A	1.0
BBB	4.7
BB	13.5
B	58.8
CCC	5.7
CC	0.5
D	0.1
Non-Rated	15.7

Top 5 Sectors as of 12/31/10 (%)*

Broadcasting	9.5
Telecommunications	9.2
Financial	8.6
Service	7.6
Healthcare	7.4

Top 10 Holdings as of 12/31/10 (%)*

Young Broadcasting, Inc. (Common Stocks)	3.6
Broadstripe, LLC (Senior Loans)	2.9
Texas Competitive Electric Holdings Co., LLC (B-2 Senior Loans)	2.6
CCS Medical, Inc. (Senior Loans)	2.4
Univision Communications, Inc. (Senior Loans)	2.3
Asurion, LLC (Senior Loans)	2.2
Travelport, LLC (Senior Loans)	1.7
LifeCare Holdings (Senior Loans)	1.6
Spirit Finance Corp. (Senior Loans)	1.5
AGFS Funding Co. (Senior Loans)	1.5

*	Quality is calculated as a percentage of total senior loans and asset-backed securities. Sectors and holdings are calculated as a percentage of total assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the fund itself. Quality Ratings are subject to change.
Semi-Annual Report | 1

FINANCIAL STATEMENTS

December 31, 2010	Highland Floating Rate Advantage Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statements of Changes in Net Assets	These statements demonstrate how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distributions reinvestments) during the reporting period. The Statements of Changes in Net Assets also detail changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
2 | Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

December 31, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 96.6%

AEROSPACE - 3.7%
	Delta Air Lines, Inc.
	Term Loan,
1,989,924	8.75%, 09/27/13	2,011,067
	Term Loan Equipment Notes,
2,816,455	3.80%, 09/29/12	2,717,879
	Hawker Beechcraft Acquisition Co. LLC
	Series A New Term Loan,
1,658,688	10.50%, 03/26/14	1,663,250
	TransDigm, Inc.
	Term Loan,
2,000,000	5.00%, 12/06/16	2,022,380
	US Airways Group, Inc.
	Term Loan,
10,625,753	2.79%, 03/21/14	9,603,025

		18,017,601

BROADCASTING - 3.5%
	ComCorp Broadcasting, Inc.
	Revolving Loan,
271,635	9.00%, 10/03/12 (b) (c)	247,134
	Term Loan,
2,717,483	9.00%, 04/03/13 (b) (c)	2,472,366
	Cumulus Media, Inc.
	Replacement Term Loan,
4,966,937	4.01%, 06/11/14	4,632,911
	Entercom Radio LLC
	Term A Loan,
3,910,350	1.43%, 06/29/12	3,806,726
	Young Broadcasting, Inc.
	Term Loan,
6,145,041	8.00%, 06/30/15 (b)	6,175,766

		17,334,903

CABLE/WIRELESS VIDEO - 5.5%
	Broadstripe, LLC
5,143,947	DIP Revolver, 5.05% (c) (d)	5,133,659
	First Lien Term Loan,
49,805,220	06/30/11 (c) (e)	19,583,413
1,428,203	Revolver, PIK, 06/30/11 (c) (e)	561,569
	WideOpenWest Finance, LLC
	Series A New Term Loan,
1,826,962	6.76%, 06/30/14	1,794,999

		27,073,640

CHEMICALS - 2.0%
	W.R. Grace & Co.
2,637,523	5 Year Revolver, 5.25%	4,859,635
2,637,523	Revolving Credit Loan, 5.25%	4,859,635

		9,719,270

CONSUMER DURABLES - 0.7%
	Playpower, Inc.
3,656,182	USD ABR Loan, 06/30/12	3,153,457
	Water PIK, Inc.
	First Lien Term Loan,
270,140	3.51%, 06/15/13 (d)	250,386

		3,403,843

CONSUMER NON-DURABLES - 0.6%
	KIK Custom Products, Inc.
	First Lien Canadian Term Loan,
502,964	2.56%, 06/02/14	431,709
	First Lien U.S. Term Loan,
2,933,954	2.56%, 06/02/14	2,518,301

		2,950,010

DIVERSIFIED MEDIA - 2.0%
	Cengage Learning Acquisitions, Inc.
	Term Loan,
6,913,226	2.55%, 07/03/14	6,534,104
	Cydcor, Inc.
	First Lien Tranche B Term Loan,
3,013,774	9.00%, 02/05/13	2,921,493
	Endurance Business Media, Inc.
	Term Loan,
1,523,567	6.50%, 12/14/14	457,070

		9,912,667

ENERGY - 4.2%
	Alon USA Energy, Inc.
	Edington Facility,
192,631	2.54%, 08/05/13	149,048
	Paramount Facility,
1,541,046	2.53%, 08/05/13	1,192,385
	Big West Oil, LLC
	Term Loan,
4,476,000	7.00%, 03/31/16	4,543,140
	Calumet Lubricants Co., LP
	Credit Linked Letter of Credit,
854,375	4.14%, 01/03/15 (f)	826,607
	Term Loan,
6,277,694	4.29%, 01/03/15 (f)	6,073,669
	Venoco, Inc.
	Second Lien Term Loan,
7,943,036	4.31%, 05/07/14	7,648,468

		20,433,317

FINANCIAL - 4.1%
	AGFS Funding Co.
	Term Loan,
10,000,000	7.25%, 04/21/15	10,167,100
	Checksmart Financial Co.
	Second Lien Term Loan,
2,500,000	5.80%, 05/01/13	250,000
	Nuveen Investments, Inc.
	Extended First Lien Term Loan,
3,233,040	5.80%, 05/13/17	3,136,049
	First Lien Term Loan,
2,766,960	3.30%, 11/13/14	2,649,945
	Second Lien Term Loan,
3,000,000	12.50%, 07/31/15 (g)	3,256,245
	Online Resources Corp.
	Term Loan,
432,353	2.51%, 02/21/12	429,110

		19,888,449

FOOD AND DRUG - 1.1%
	Burger King Corp.
	Tranche B Term Loan,
1,750,000	6.25%, 10/19/16	1,779,033
	Rite Aid Corp.
	Tranche 2 Term Loan,
1,468,508	2.02%, 06/04/14	1,343,376
	Tranche 3 Term Loan,
2,468,875	6.00%, 06/04/14	2,457,036

		5,579,445

See accompanying Notes to Financial Statements. | 3

INVESTMENT PORTFOLIO (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

FOOD/TOBACCO - 2.9%
	DS Waters of America, Inc.
	Term Loan,
2,713,333	2.53%, 10/29/12	2,659,067
	DSW Holdings, Inc.
	Term Loan,
2,500,000	4.29%, 03/02/12	2,412,500
	OSI Restaurant Partners, LLC
	Pre-Funded RC Term Loan,
830,721	1.44%, 06/14/13	795,270
	Term Loan,
8,597,966	2.63%, 06/14/14	8,231,047

		14,097,884

FOREST PRODUCTS/CONTAINERS - 3.3%
	Graham Packaging Co., L.P.
7,148,750	Term Loan D, 6.00%, 09/23/16	7,252,657
	Smurfit Stone Container
	Enterprises, Inc.
	Exit Term Loan,
8,706,250	6.75%, 07/15/16	8,866,358

		16,119,015

GAMING/LEISURE - 4.1%
	Ginn LA Conduit Lender, Inc.
	First Lien Tranche A Credit-Linked
14,595,267	Deposit, 06/08/11 (e)	839,228
	First Lien Tranche B Term Loan,
31,288,508	06/08/11 (e)	1,799,089
	Second Lien Term Loan,
7,000,000	06/08/12 (e)	35,000
	Green Valley Ranch Gaming LLC
4,560,000	Second Lien Term Loan, 08/16/14 (e)	153,900
	Las Vegas Sands, LLC
	Delayed Draw I Term Loan,
1,014,484	3.03%, 11/23/16	977,425
	Tranche B Term Loan,
5,042,764	3.03%, 11/23/16	4,858,552
	LLV Holdco, LLC
	Exit Revolving Loan,
2,310,725	15.00%, 12/31/12 (b) (d) (g)	2,287,618
	Nevada Land Group, LLC
	First Lien Initial Loan, PIK,
327,020	40.26%, 11/10/13	328,656
	Second Lien Initial Loan,
811,251	10.00%, 11/12/13 (g)	815,307
	Tamarack Resort, LLC
332,579	Term Loan (e)	266,063
	VML US Finance, LLC
	Term B Delayed Draw Project Loan,
2,092,446	4.80%, 05/25/12	2,095,062
	Term B Funded Project Loan,
5,502,808	4.80%, 05/27/13	5,509,686
	WAICCS Las Vegas 3 LLC
13,000,000	Second Lien Term Loan (e)	97,500

		20,063,086

HEALTHCARE - 8.9%
	CCS Medical, Inc.
	First Lien Term Loan,
18,595,097	9.00%, 03/31/15 (b)	16,456,661
	Second Lien Term Loan, PIK,
6,618,013	11.00%, 03/31/16 (b)	4,185,893
	DaVita, Inc.
	Tranche B Term Loan,
2,400,000	4.50%, 10/20/16	2,425,692
	Graceway Pharmaceuticals, LLC
7,015,628	Mezzanine Loan, 11/01/13 (e)	72,027
	HCA, Inc.
	Tranche B-1 Term Loan,
4,000,000	2.55%, 11/18/13	3,969,280
	LifeCare Holdings
11,158,139	Term Loan, 4.54%, 08/10/12	10,907,081
	MedAssets, Inc.
2,000,000	Term Loan, 5.25%, 11/16/16	2,013,750
	Physiotherapy Associates, Inc./
	Benchmark Medical, Inc.
	Second Lien Term Loan,
1,500,000	12.00%, 12/31/13	1,050,000
	Rehabcare Group, Inc.
2,768,402	Term Loan B, 6.00%, 11/24/15	2,789,165

		43,869,549

HOUSING (e) - 0.9%
	EH/Transeastern, LLC/TE TOUSA
4,000,000	Term Loan (c)	—
	Kyle Acquisition Group LLC
1,692,857	Facility B	152,357
1,307,143	Facility C, 07/20/11	117,643
	LBREP/L-Suncal Master I, LLC
4,848,813	First Lien Term Loan	72,732
	November 2005 Land Investors, LLC
	First Lien New Term Loan,
1,556,102	03/31/11	326,782
	Westgate Investments, LLC
19,432,275	Senior Secured Loan	3,563,923
	Third Lien Term Loan,
6,799,724	06/30/15	24,197
	Withers Preserve MB-I
4,237,189	B-Note (c)	243,638

		4,501,272

INFORMATION TECHNOLOGY - 7.3%
	CDW LLC (Fka CDW Corp.)
	Extended Term Loan,
6,628,159	5.26%, 07/15/17	6,588,125
	Fifth Third Processing Solutions, LLC
	First Lien Term Loan B,
6,800,000	5.50%, 11/03/16	6,868,000
	Freescale Semiconductor, Inc.
	Extended Maturity Term Loan,
6,964,573	4.51%, 12/01/16	6,745,468
	Infor Enterprise Solutions Holdings, Inc.
	First Lien Extended Delayed Draw
2,494,243	Term Loan, 6.02%, 07/28/15	2,397,591
	First Lien Extended Initial U.S.
4,862,867	Term Loan, 6.02%, 07/28/15	4,674,431
	Kronos, Inc.
	Second Lien Term Loan,
5,000,000	6.05%, 06/11/15	4,901,250
	Vertafore, Inc.
3,482,500	Term Loan, 6.75%, 07/29/16 (f)	3,507,347

		35,682,212

4 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

MANUFACTURING - 2.6%
	Dana Holdings Corp.
	Term Advance,
4,173,112	4.53%, 01/30/15	4,211,714
	Goodman Global, Inc.
	Initial First Lien Initial Term Loan,
3,690,750	5.75%, 10/28/16	3,716,714
	Pinafore, LLC
4,824,579	Term Loan B, 6.25%, 09/29/16	4,898,467

		12,826,895

METALS/MINERALS - 0.8%
	Euramax International, Inc.
	Domestic Term Loan (Cash Pay),
2,075,117	10.00%, 06/29/13	1,997,300
	Domestic Term Loan, PIK,
1,966,191	12.00%, 06/29/13	1,892,459

		3,889,759

RETAIL - 5.0%
	Burlington Coat Factory Warehouse Corp.
2,097,054	Term Loan, 2.53%, 05/28/13	2,068,219
	Guitar Center, Inc.
4,020,474	Term Loan, 3.77%, 10/09/14	3,759,144
	Gymboree Corp.
2,800,000	Term Loan, 5.50%, 11/23/17 (f)	2,819,909
	Michaels Stores, Inc.
	B-1 Term Loan,
2,994,110	2.56%, 10/31/13	2,918,883
	B-2 Term Loan,
1,358,828	4.81%, 07/31/16	1,361,804
	Neiman Marcus Group, Inc.
	Tranche B-2 Term Loan,
1,413,055	4.30%, 4/06/16	1,402,457
	Spirit Finance Corp.
11,560,000	Term Loan, 3.29%, 08/01/13	10,360,650

		24,691,066

SERVICE - 9.5%
	Advantage Sales & Marketing Inc.
	First Lien Term Loan,
1,000,000	5.25%, 12/17/17 (f)	1,004,380
	Asurion, LLC (fka Asurion Corp.)
	Tranche B-2 Incremental Term Loan,
15,000,000	6.75%, 03/31/15	15,073,125
	First Data Corp.
	Initial Tranche B-1 Term Loan,
10,193,353	3.01%, 09/24/14	9,443,428
	Sabre, Inc.
5,256,409	Initial Term Loan, 2.27%, 09/30/14	4,828,012
	Safety-Kleen Systems, Inc.
	Synthetic Letter of Credit Loan,
639,901	3.31%, 08/02/13	607,906
	Term Loan B,
2,943,545	3.31%, 08/02/13	2,796,368
	Total Safety U.S., Inc.
	Second Lien Term Loan,
1,000,000	6.79%, 12/08/13	841,250
	Travelport, LLC
	Tranche S Term Loan,
12,600,000	4.80%, 08/21/15	11,887,344

		46,481,813

TELECOMMUNICATIONS - 11.9%
	Avaya, Inc.
9,158,067	Term B-1 Loan, 3.03%, 10/24/14	8,709,322
	Digicel International Finance, Ltd.
	Tranche A — T&T,
600,048	2.81%, 09/30/12	597,798
	U.S. Term Loan,
4,100,413	2.81%, 03/30/12	4,085,036
	Fairpoint Communications, Inc.
11,815,790	Term Loan B, 03/31/15 (e)	8,467,963
	Getty Images, Inc.
7,954,760	Initial Term Loan , 5.25%, 11/07/16	8,033,313
	Knowledgepoint360 Group, LLC
	Second Lien Term Loan,
1,000,000	7.28%, 04/13/15	610,000
	Level 3 Financing, Inc.
	Tranche A Term Loan,
7,513,071	2.54%, 03/13/14	7,127,463
	Tranche B Term Loan,
1,000,000	11.50%, 03/13/14	1,083,440
	Syniverse Holdings, Inc.
1,800,000	Term Loan, 12/21/17 (f)	1,823,067
	U.S. Telepacific Corp.
	Term Loan Advance,
1,985,000	9.25%, 08/17/15	2,007,182
	Univision Communications, Inc.
	Extended First-Lien Term Loan,
16,807,206	4.51%, 03/31/17	16,016,763

		58,561,347

TRANSPORTATION - AUTOMOTIVE - 4.2%
	Federal-Mogul Corp.
	Tranche B Term Loan,
4,488,520	2.21%, 12/29/14	4,234,178
	Tranche C Term Loan,
2,435,131	2.20%, 12/28/15	2,297,144
	Ford Motor Co.
	Tranche B-1 Term Loan,
6,299,879	3.03%, 12/15/13	6,298,272
	Key Safety Systems, Inc.
	First Lien Term Loan,
8,509,792	2.52%, 03/08/14	7,956,655

		20,786,249

TRANSPORTATION - LAND TRANSPORTATION - 0.8%
	JHT Holdings, Inc
	Second Lien Term Loan, PIK,
20,293	12.50%, 12/24/13 (c)	5,207
	SIRVA Worldwide, Inc.
	Revolving Credit Loan (Exit Finance),
783,657	PIK, 13.00%, 05/12/12 (d)	536,805
	Second Lien Term Loan,
4,342,533	12.00%, 05/12/15	1,737,013
	Term Loan (Exit Finance), PIK,
1,774,348	13.00%, 05/12/12	1,410,607

		3,689,632

UTILITY - 7.0%
	Dynegy Holdings, Inc.
	Letter of Credit Facility Term Loan,
9,258,503	4.02%, 04/02/13	9,209,340
	Tranche B Term Loan,
737,685	4.02%, 04/02/13	733,768
	EBG Holdings LLC
4,305,378	Term Loan, PIK, 11.25%, 12/20/16	31,473
See accompanying Notes to Financial Statements. | 5

INVESTMENT PORTFOLIO (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

UTILITY (continued)
	GBGH, LLC
	First Lien Term Loan,
1,762,115	4.00%, 06/09/13 (c)	970,220
	Second Lien Term Loan, PIK,
635,879	12.00%, 06/09/14 (c) (g)	—
	New Development Holdings, LLC
3,455,513	Term Loan, 7.00%, 07/03/17	3,519,682
	Texas Competitive Electric
	Holdings Co., LLC
	Initial Tranche B-1 Term Loan,
2,480,769	3.76%, 10/10/14	1,924,023
	Initial Tranche B-2 Term Loan,
23,002,801	3.76%, 10/10/14	17,840,398

		34,228,904

	Total US Senior Loans (Cost $638,377,297)	473,801,828

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) - 16.3%

AUSTRALIA - 1.8%
AUD
	SMG H5 Pty., Ltd.
	Facility A Term Loan,
9,288,284	7.20%, 12/24/12	9,119,760

AUSTRIA - 0.8%
EUR
	Sacher Funding Ltd.
11,868,941	Euro Term Loan, 05/14/14 (e)	4,212,519

CANADA - 1.6%
USD
	CCS, Inc.
5,870,832	Term Loan, 3.29%, 11/14/14	5,288,651
	Novelis, Inc.
2,500,000	Term Loan, 5.25%, 12/17/16 (f)	2,535,938

		7,824,589

FRANCE - 0.4%
EUR
	Vivarte
	Acquisition Facility,
1,719,247	2.82%, 03/08/16 (d)	1,916,275

GERMANY - 0.8%
EUR
	Lavena Holding 3 GmbH
3,281,978	Facility D, 4.89%, 09/02/16	3,678,637
	Schieder Mobel Holding, GmbH
360,441	Delayed Draw Term Loan (c) (e)	88,876

		3,767,513

IRELAND - 0.8%
USD
	SSI Investments II LLC
3,980,000	Term Loan, 6.50%, 05/26/17	4,019,820

ITALY - 0.5%
EUR
	Wind Telecomunicazioni S.p.A.
	B1 Term Loan Facility,
1,489,630	05/27/13 (e) (h)	1,179,058
	C1 Term Loan Facility,
1,489,630	05/26/14 (e) (h)	1,179,058

		2,358,116

SPAIN - 1.1%
EUR
	Grupo Gasmedi, S.L.
	Second Lien Tranche E Term Loan,
1,666,667	5.84%, 02/11/16	1,811,084
	Tranche B Term Loan,
1,409,008	3.59%, 08/11/14	1,776,831
	Tranche C Term Loan,
1,409,008	4.09%, 08/11/15	1,776,831

		5,364,746

UNITED KINGDOM - 7.2%
GBP
	All3Media Intermediate Ltd.
	Facility B1,
663,243	3.10%, 08/31/14	934,569
	Facility C,
4,281,271	3.62%, 08/31/15	6,032,697
	Facility D,
3,000,000	5.49%, 02/29/16	3,640,150
	Mezzanine Loan, PIK,
4,306,867	9.75%, 08/31/16	4,551,573
	Ansco UK Finance Co. Ltd.
	Tranche B Term Loan,
655,455	3.13%, 03/08/12	1,021,086
	Henson No. 4 Ltd.
	Facility B,
1,378,514	4.33%, 01/24/14	1,812,955
	Facility C,
1,378,514	5.08%, 01/26/15	1,823,746
	Highland Acquisitions Ltd.
	Facility B,
1,000,000	4.74%, 12/31/14	1,388,212
	Facility C,
1,000,000	5.24%, 12/31/15	1,396,041
	Mezzanine Facility, PIK,
1,227,417	11.99%, 12/29/16	1,695,911
	Towergate Partnership Ltd.
	Facility A,
3,125,000	3.09%, 10/31/12	4,623,578
	Facility B,
3,125,000	3.59%, 10/31/13	4,623,578
	United Biscuits Holdco Ltd.
1,241,691	Facility B1, 3.09%, 12/15/14	1,867,377

		35,411,473

UNITED KINGDOM - 0.9%
USD
	All3Media Intermediate Ltd.
4,874,517	Facility B1, 2.82%, 08/31/14	4,246,923

6 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)

UNITED STATES - 0.4%
GBP
	Knowledgepoint360 Group, LLC
	First Lien U.K. Term Loan,
1,570,018	3.99%, 04/13/14	1,966,486

	Total Foreign Denominated or Domiciled Senior Loans (Cost $107,259,652)	80,208,220

Principal Amount ($)
US Asset-Backed Securities (i) - 5.2%
	ACA CLO, Ltd.
	Series 2007-1A, Class D,
1,000,000	2.64%, 06/15/22 (j)	662,107
	ACAS CLO, Ltd.
	Series 2007-1A, Class D,
1,500,000	4.54%, 04/20/21 (j)	975,252
	Apidos CDO
	Series 2007-5A, Class C,
1,000,000	1.74%, 04/15/21 (j)	570,984
	Series 2007-CA, Class B,
3,000,000	1.09%, 05/14/20 (j)	1,974,919
	Babson CLO, Ltd.
	Series 2007-1A, Class C,
1,000,000	1.54%, 01/18/21 (j)	597,106
	Series 2007-2A, Class D,
1,000,000	1.99%, 04/15/21 (j)	666,191
	Series 2007-2A, Class E,
1,000,000	3.94%, 04/15/21	690,330
	Bluemountain CLO, Ltd.
	Series 2007-3A, Class D,
1,000,000	1.70%, 03/17/21 (j)	610,914
	Series 2007-3A, Class E,
1,000,000	3.85%, 03/17/21 (j)	572,774
	Cent CDO, Ltd.
	Series 2007-15A, Class C,
2,000,000	2.55%, 03/11/21 (j)	1,232,923
	Commercial Industrial Finance Corp.
	Series 2006-2A, Class B2L,
962,970	4.30%, 03/01/21 (j)	632,119
	Goldman Sachs Asset Management CLO, PLC,
	Series 2007-1A, Class D,
2,000,000	3.04%, 08/01/22 (j)	1,335,591
	Series 2007-1A, Class E,
847,661	5.29%, 08/01/22 (j)	607,250
	Greywolf CLO, Ltd
	Series 2007-1A, Class E,
814,466	4.23%, 02/18/21 (j)	540,441
	GSC Partners CDO Fund, Ltd.,
	Series 2007-8A, Class C,
1,000,000	1.76%, 04/17/21 (j)	572,659
	ING Investment Management
	Series 2007-5A, Class B,
6,000,000	1.39%, 05/01/22 (j)	3,994,739
	Inwood Park CDO, Ltd.
	Series 2006-1A, Class E,
1,000,000	3.79%, 01/20/21 (j)	687,088
	Landmark CDO
	Series 2007-9A, Class E,
1,000,000	3.79%, 04/15/21 (j)	602,782
	Madison Park Funding I Ltd.
	Series 2007-5A, Class D,
1,000,000	3.79%, 02/26/21 (j)	669,811
	Ocean Trails CLO
	Series 2007-2A, Class C,
2,500,000	2.64%, 06/27/22 (j)	1,482,579
	PPM Grayhawk CLO, Ltd.
	Series 2007-1A, Class D,
826,734	3.89%, 04/18/21 (j)	463,258
	Stanfield Daytona CLO, Ltd.
	Series 2007-1A, Class B1L,
1,000,000	1.64%, 04/27/21 (j)	576,616
	Stanfield McLaren CLO, Ltd.
	Series 2007-1A, Class B1L,
3,000,000	2.69%, 02/27/21 (j)	1,825,393
	Series 2007-1A, Class B2L,
951,289	4.79%, 02/27/21 (j)	513,768
	Stone Tower CLO, Ltd.
	Series 2007-6A, Class C,
4,000,000	1.64%, 04/17/21 (j)	2,329,942

	Total US Asset-Backed Securities (Cost $28,575,877)	25,387,536

Shares
Common Stocks (k) - 9.5%

AEROSPACE - 0.0%
6,946	Delta Air Lines, Inc.	87,520

BROADCASTING - 5.1%
	Communications Corp. of
152,363	America (b) (c)	—
10,233	Young Broadcasting, Inc. (b)	24,815,025

		24,815,025

CHEMICALS - 0.0%
103,200	Panda Hereford Ethanol, LP (c)	144,480

DIVERSIFIED MEDIA - 0.0%
127	Endurance Business Media, Inc.	12,850

ENERGY - 0.3%
691,076	Value Creation, Inc.	1,416,706

FINANCIAL - 0.0%
72,448	Sacher Funding Ltd. (c)	—

GAMING/LEISURE - 3.4%
	LLV Holdco, LLC - Series A
23,476	Membership Interest (b) (c)	8,807,327
	LLV Holdco, LLC - Series B
243	Membership Interest (b) (c)	797,242
	LLV Holdco, LLC - Series C
1,023	Membership Interest (b) (c)	—
	LLV Holdco, LLC - Series D
1,406	Membership Interest (b) (c)	—
	LLV Holdco, LLC - Series E
1,572	Membership Interest (b) (c)	—
	LLV Holdco, LLC - Series F
1,769	Membership Interest (b) (c)	—
	LLV Holdco, LLC - Series G
2,004	Membership Interest (b) (c)	—
279,999	Metro-Goldwyn-Mayer, Inc.	6,649,976
4	Nevada Land Group, LLC (c)	492,250

		16,746,795

See accompanying Notes to Financial Statements. | 7

INVESTMENT PORTFOLIO (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund

Shares		Value ($)
Common Stocks (continued)

HEALTHCARE - 0.3%
124,590	CCS Medical, Inc. (b)	1,557,375

METALS/MINERALS - 0.4%
5,542	Euramax International, Inc.	1,856,570

TRANSPORTATION - LAND TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc (c)	—

UTILITY - 0.0%
153,229	Entegra TC, LLC	61,292
3,178	GBGH, LLC (c)	—

		61,292

	Total Common Stocks (Cost $203,042,764)	46,698,613

Units
Warrants (k) - 0.0%

BROADCASTING - 0.0%
	Cerberus Bawag Investors (Sacher Warrants),
434,231	expires 05/14/14 (c)	—
	Young Broadcasting, Inc.,
8	expires 12/24/24 (b)	19,400

	Total Warrants (Cost $16,740)	19,400

Total Investments - 127.6%		626,115,597

(Cost of $977,272,330) (l)
Other Assets & Liabilities, Net — (27.6)%		(135,422,350)

Net Assets - 100.0%		$490,693,247

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland Floating Rate Advantage Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2010. Senior loans, while exempt from registration under the Securities Act of 1933, (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	Affiliated issuer. See Note 10.

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designees in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $39,547,381, or 8.1% of net assets, were fair valued as under the Fund’s valuation procedures of December 31, 2010.

(d)	Senior Loan assets have additional unfunded loan commitments. See Note 9.

(e)	The issuer is, or in danger of being, in default of its payment obligation. Income is not being accrued.

(f)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(g)	Fixed rate senior loan.

(h)	All or portion of the Loan is held on participation. See Note 7.

(i)	Floating rate asset. The interest rate shown reflects the rate in effect at December 31, 2010.

(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2010, these securities amounted to $24,697,206 or 5.0% of net assets.

(k)	Non-income producing security.

(l)	Cost for U.S. federal income tax purposes is $982,244,933.

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

USD	U.D. Dollar

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

CSF	Credit Suisse First Boston

DIP	Debtor-in-Possession

PIK	Payment-in-Kind
Foreign Denominated or Domiciled Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Broadcasting	4.7%
Financial	2.7%
Retail	2.0%
Diversified Media	1.9%
Healthcare	1.1%
Service	1.1%
Telecommunications	0.9%
Information Technology	0.8%
Metals/Minerals	0.5%
Food/Tobacco	0.4%
Gaming/Leisure	0.2%

Total	16.3%

Forward foreign currency contracts outstanding as of December 31, 2010 were as follows:

			Principal
Contracts			Amount		Unrealized
to Buy or		Counter-	Covered by		Appreciation/
to Sell	Currency	party	Contracts	Expiration	(Depreciation)*

Sell	AUD	CSF	8,752,307	04/15/11	$(360,247)
Sell	EUR	CSF	14,004,881	02/03/11	(220,050)
Sell	GBP	CSF	16,959,025	02/03/11	567,481
Sell	GBP	CSF	8,653,000	05/12/11	452,086

					$439,270

*	The primary risk exposure is foreign exchange contracts (See Notes 2 and 12).
8 | See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010 (unaudited)	Highland Floating Rate Advantage Fund

	($)

Assets:
Unaffiliated issuers, at value (cost $737,717,308)	558,293,790
Affiliated issuers, at value (cost $239,555,022) (Note 10)	67,821,807

Total investments, at value (cost $977,272,330)	626,115,597
Cash and foreign currency*	25,472,161
Unrealized appreciation on forward foreign currency contracts	1,019,567
Receivable for:
Investments sold	27,756,286
Dividend and interest receivable	3,364,115
Fund shares sold	92,327
Commitment fee and administration fee (Note 8)	96,967
Prepaid litigation fee	194,519
Other assets	145,401

Total assets	684,256,940

Liabilities:
Notes payable (Note 8)	160,000,000
Net discount and unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	3,047,212
Unrealized depreciation on forward foreign currency contracts	580,297
Payables for:
Distributions	626,673
Investments purchased	28,133,906
Investment advisory fee (Note 4)	360,380
Administration fee (Note 4)	110,886
Trustees’ fees (Note 4)	50,762
Service and distribution fees (Note 4)	264,300
Accrued expenses and other liabilities	389,277

Total Liabilities	193,563,693

Net Assets	490,693,247

Compositon of Net Assets:
Par value (Note 1)	73,540
Paid-in capital	1,564,270,641
Overdistributed net investment income	(5,712,530)
Accumulated net realized gain/(loss) from investments, unfunded transactions, forward foreign currency contracts and foreign currency transactions	(715,115,154)
Net unrealized appreciation/(depreciation) on investments, unfunded transactions, forward currency contracts and translation of assets and liabilities denominated in foreign currency	(352,823,250)

Net Assets	490,693,247

Class A
Net assets	162,521,033
Shares outstanding (unlimited authorization)	24,351,790
Net asset value per share (Net assets/shares outstanding)	6.67	(a)
Maximum offering price per share ( 100 / 96.50 of $6.67)	6.91	(b)

Class B
Net assets	12,962,440
Shares outstanding (unlimited authorization)	1,942,984
Net asset value and offering price per share (Net assets/shares outstanding)	6.67	(a)

Class C
Net assets	286,931,336
Shares outstanding (unlimited authorization)	43,005,037
Net asset value and offering price per share (Net assets/shares outstanding)	6.67	(a)

Class Z
Net assets	28,278,438
Shares outstanding (unlimited shares authorized)	4,239,917
Net asset value, offering and redemption price per share (Net assets/shares outstanding)	6.67

*	Foreign currency held at cost is $72,307.

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $100,000 or more, the offering price is reduced.
See accompanying Notes to Financial Statements. | 9

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2010 (unaudited)	Highland Floating Rate Advantage Fund

($)

Investment Income:
Interest from unaffiliated issuers	15,200,437
Interest from affiliated issuer (Note 10)	1,756,806

Total investment income	16,957,243

Expenses:
Investment advisory fees (Note 4)	2,211,193
Administration fees (Note 4)	680,367
Accounting service fees	108,139
Distribution fee: (Note 4)
Class A	90,195
Class B	32,804
Class C	947,846
Service fee: (Note 4)
Class A	225,488
Class B	18,225
Class C	394,936
Transfer agent fee	446,482
Trustees’ fees (Note 4)	99,895
Custodian fees	35,201
Registration fees	36,296
Reports to shareholders	139,776
Audit fees	50,866
Legal expense	485,587
Insurance expenses	96,741
Interest expense (Note 8)	1,264,866
Commitment and upfront fee expenses (Note 8)	897,964
Other expenses	67,576

Net operating expenses	8,330,443

Net expenses	8,330,443

Net investment income	8,626,800

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	(96,510,981)
Net realized gain/(loss) from affiliated issuer (Note 10)	(384,999)
Net realized gain/(loss) on unfunded transactions (Note 9)	150,981
Net realized gain/(loss) on forward foreign currency contracts(1)	538,771
Net realized gain/(loss) on foreign currency transactions	2,120,867
Net change in unrealized appreciation/(depreciation) on investments	110,936,453
Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	746,960
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts(1)	(6,268,860)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency	304,591

Net realized and unrealized gain/(loss) on investments	11,633,783

Net increase in net assets	20,260,583

(1)	The primary risk exposure is foreign exchange contracts (See Notes 2 and 12).
10 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Highland Floating Rate Advantage Fund

	Six Months
	Ended	Ten Months
	December 31, 2010	Ended	Year Ended
	(Unaudited)	June 30, 2010	August 31, 2009
	($)	($)	($)
Increase/(Decrease) in Net Assets:

From Operations
Net investment income	8,626,800	16,638,013	70,113,442
Net realized gain/(loss) on investments, unfunded transactions, forward foreign currency contracts and foreign currency transactions	(94,085,361)	(60,669,681)	(395,967,603)
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currency	105,719,144	125,987,996	(179,836,065)

Net increase/(decrease) in net assets from operations	20,260,583	81,956,328	(505,690,226)

Distributions Declared to Shareholders
From net investment income:
Class A	(3,454,073)	(2,169,570)	(38,424,304)
Class B	(253,426)	(177,139)	(3,856,745)
Class C	(5,258,810)	(3,132,292)	(52,639,121)
Class Z	(736,881)	(697,183)	(10,916,101)

Total distributions from net investment income	(9,703,190)	(6,176,184)	(105,836,271)

From return of capital:
Class A	—	(4,042,391)	—
Class B	—	(330,249)	—
Class C	—	(5,835,173)	—
Class Z	—	(1,299,135)	—

Total distributions from return of capital	—	(11,506,948)	—

Total distributions declared to shareholders	(9,703,190)	(17,683,132)	(105,836,271)

Share Transactions:
Class A
Subscriptions	2,558,397	16,068,360	27,536,518
Distributions reinvested	1,806,104	3,298,753	22,191,264
Redemptions	(37,252,824)	(67,386,052)	(176,202,291)

Net decrease	(32,888,323)	(48,018,939)	(126,474,509)

Class B
Subscriptions	—	39,769	54,085
Distributions reinvested	130,893	295,427	2,330,287
Redemptions	(3,513,394)	(6,903,856)	(17,374,481)

Net decrease	(3,382,501)	(6,568,660)	(14,990,109)

Class C
Subscriptions	1,985,712	10,998,659	11,353,397
Distributions reinvested	3,067,098	5,259,012	31,107,401
Redemptions	(56,559,344)	(78,175,799)	(164,959,277)

Net decrease	(51,506,534)	(61,918,128)	(122,498,479)

Class Z
Subscriptions	16,454	855,915	3,270,163
Distributions reinvested	448,235	816,569	4,918,829
Redemptions	(14,679,588)	(29,402,797)	(50,887,112)

Net decrease	(14,214,899)	(27,730,313)	(42,698,120)

Net decrease from share transactions	(101,992,257)	(144,236,040)	(306,661,217)

Total decrease in net assets	(91,434,864)	(79,962,844)	(918,187,714)

Net Assets
Beginning of period	582,128,111	662,090,955	1,580,278,669

End of period (including overdistributed net investment income of $(5,712,530), $(4,636,140) and $(13,278,682), respectively)	490,693,247	582,128,111	662,090,955

See accompanying Notes to Financial Statements. | 11

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Highland Floating Rate Advantage Fund

	Six Months
	Ended	Ten Months
	December 31, 2010	Ended	Year Ended
	(Unaudited)	June 30, 2010	August 31, 2009
	($)	($)	($)
Change in Shares

Class A
Subscriptions	386,402	2,489,064	4,229,069
Issued for distributions reinvested	271,512	508,991	3,721,012
Redemptions	(5,597,183)	(10,359,424)	(29,740,350)

Net decrease	(4,939,269)	(7,361,369)	(21,790,269)

Class B
Subscriptions	—	5,120	6,168
Issued for distributions reinvested	19,706	45,634	391,848
Redemptions	(528,865)	(1,056,249)	(2,968,465)

Net decrease	(509,159)	(1,005,495)	(2,570,449)

Class C
Subscriptions	299,219	1,674,902	1,797,217
Issued for distributions reinvested	461,195	811,548	5,238,762
Redemptions	(8,489,208)	(11,931,125)	(27,720,975)

Net decrease	(7,728,794)	(9,444,675)	(20,684,996)

Class Z
Subscriptions	2,489	136,881	458,600
Issued for distributions reinvested	67,465	125,973	815,793
Redemptions	(2,210,912)	(4,400,348)	(8,293,626)

Net decrease	(2,140,958)	(4,137,494)	(7,019,233)
12 | See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2010 (unaudited)	Highland Floating Rate Advantage Fund

($)

Cash Flows Provided by Operating Activities
Net investment income	8,626,800

Adjustments to Reconcile Net Investment Income to Net Cash and Foreign Currency Provided by Operating Activities
Purchase of investment securities	(452,491,349)
Proceeds from disposition of investment securities	501,785,198
Decrease in dividends and interest receivable	1,738,694
Decrease in commitment fees and administration fees	574,223
Cash received from litigation claim	121,481
Decrease in prepaid litigation fees	100,823
Increase in other assets	(123,180)
Net amortization/(accretion) of premium/(discount)	(689,964)
Effect of exchange rate changes on cash	669,780
Net Realized gain/(loss) on forward foreign currency contracts	538,771
Decrease in payables to related parties	(52,867)
Net realized gain/(loss) on unfunded transactions	150,981
Decrease in other liabilities	(394,879)

Net cash and foreign currency flow provided by operating activities	60,554,512

Cash Flows Used in FInancing Activities
Increase in notes payable	45,000,000
Proceeds from shares sold	4,646,819
Payment of shares redeemed	(112,005,150)
Distributions paid in cash	(4,021,708)

Net cash flow used in financing activities	(66,380,039)

Net decrease in cash and foreign currency	(5,825,527)

Cash and Foreign Currency
Beginning of the period	31,297,688

End of the period	25,472,161

Supplemental disclosure of cash flow information:
Cash paid during the period for interest and commitment fees	1,588,607

See accompanying Notes to Financial Statements. | 13

FINANCIAL HIGHLIGHTS
Highland Floating Rate Advantage Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months
	Ended		Ten Months
	December 31, 2010		Ended		Years Ended August 31,
Class A Shares	(unaudited)		June 30, 2010		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$6.55		$5.98		$9.70	$11.75	$12.43	$12.19	$12.08

Income from Investment Operations:
Net investment income(a)	0.12		0.18		0.51	0.90	1.00	0.96	0.67
Net realized and unrealized gain/(loss)(a)	0.13		0.57		(3.50)	(2.05)	(0.60)	0.22	0.11

Total from investment operations	0.25		0.75		(2.99)	(1.15)	0.40	1.18	0.78

Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.06)		(0.73)	(0.89)	(1.01)	(0.94)	(0.67)
From net realized gains	—		—		—	(0.01)	(0.07)	—	—
From return of capital	—		(0.12)		—	—	—	—	—

Total distributions declared to shareholders	(0.13)		(0.18)		(0.73)	(0.90)	(1.08)	(0.94)	(0.67)

Net Asset Value, End of Period	$6.67		$6.55		$5.98	$9.70	$11.75	$12.43	$12.19
Total return(b)	3.96	%(c)	12.68	%(c)	(30.25)%	(10.28)%	3.10%	10.08%	6.56	%(d)

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$162,521		$191,925		$219,010	$567,048	$1,050,738	$729,845	$351,557
Total expenses excluding interest and commitment fee expenses	2.25%		2.27%		1.87%	1.58%	1.33%	1.16%	1.38%
Interest and commitment fee expenses	0.52%		0.61%		1.08%	1.47%	1.06%	1.04%	0.72%
Waiver/reimbursement	—		—		(0.01)%	(0.02)%	—	(0.04)%	(0.10)%
Net expenses including interest and commitment fee expenses(e)	2.77%		2.88%		2.94%	3.03%	2.39%	2.16%	2.00%
Net investment income	3.44%		3.29%		8.09%	8.28%	8.05%	7.78%	5.60%
Portfolio turnover rate	66	%(c)	57	%(c)	21%	22%	70%	61%	85%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or contingent deferred sales charge (“CDSC”). For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	A late audit adjustment was made to net asset value, however, performance was not recalculated using the adjusted net asset value. Rather total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
14 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Floating Rate Advantage Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months
	Ended		Ten Months
	December 31, 2010		Ended		Years Ended August 31,
Class B Shares	(unaudited)		June 30, 2010		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$6.55		$5.98		$9.70	$11.75	$12.43	$12.19	$12.08

Income from Investment Operations:
Net investment income(a)	0.10		0.16		0.49	0.86	0.96	0.92	0.63
Net realized and unrealized gain/(loss)(a)	0.14		0.58		(3.50)	(2.05)	(0.60)	0.22	0.11

Total from investment operations	0.24		0.74		(3.01)	(1.19)	0.36	1.14	0.74

Less Distributions Declared to Shareholders:
From net investment income	(0.12)		(0.06)		(0.71)	(0.85)	(0.97)	(0.90)	(0.63)
From net realized gains	—		—		—	(0.01)	(0.07)	—	—
From return of capital	—		(0.11)		—	—	—	—	—

Total distributions declared to shareholders	(0.12)		(0.17)		(0.71)	(0.86)	(1.04)	(0.90)	(0.63)

Net Asset Value, End of Period	$6.67		$6.55		$5.98	$9.70	$11.75	$12.43	$12.19
Total return(b)	3.78	%(c)	12.36	%(c)	(30.50)%	(10.60)%	2.74%	9.70%	6.19	%(d)

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$12,962		$16,063		$20,660	$58,486	$95,122	$115,651	$124,500
Total expenses excluding interest and commitment fee expenses	2.60%		2.62%		2.22%	1.93%	1.68%	1.51%	1.73%
Interest and commitment fee expenses	0.52%		0.61%		1.08%	1.47%	1.06%	1.04%	0.72%
Waiver/reimbursement	—		—		(0.01)%	(0.02)%	—	(0.04)%	(0.10)%
Net expenses including interest and commitment fee expenses(e)	3.12%		3.23%		3.29%	3.38%	2.74%	2.51%	2.35%
Net investment income	3.09%		2.94%		7.74%	7.93%	7.70%	7.43%	5.25%
Portfolio turnover rate	66	%(c)	57	%(c)	21%	22%	70%	61%	85%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	A late audit adjustment was made to net asset value, however, performance was not recalculated using the adjusted net asset value. Rather total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
See accompanying Notes to Financial Statements. | 15

FINANCIAL HIGHLIGHTS
Highland Floating Rate Advantage Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months
	Ended		Ten Months
	December 31, 2010		Ended		Years Ended August 31,
Class C Shares	(unaudited)		June 30, 2010		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$6.55		$5.98		$9.70	$11.75	$12.43	$12.19	$12.08

Income from Investment Operations:
Net investment income(a)	0.10		0.15		0.48	0.84	0.93	0.90	0.61
Net realized and unrealized gain/(loss)(a)	0.13		0.58		(3.50)	(2.04)	(0.59)	0.22	0.11

Total from investment operations	0.23		0.73		(3.02)	(1.20)	0.34	1.12	0.72

Less Distributions Declared to Shareholders:
From net investment income	(0.11)		(0.06)		(0.70)	(0.84)	(0.95)	(0.88)	(0.61)
From net realized gains	—		—		—	(0.01)	(0.07)	—	—
From return of capital	—		(0.10)		—	—	—	—	—

Total distributions declared to shareholders	(0.11)		(0.16)		(0.70)	(0.85)	(1.02)	(0.88)	(0.61)

Net Asset Value, End of Period	$6.67		$6.55		$5.98	$9.70	$11.75	$12.43	$12.19
Total return(b)	3.70	%(c)	12.22	%(c)	(30.60)%	(10.73)%	2.50%	9.62%	6.03	%(d)

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$286,931		$332,355		$359,579	$784,597	$1,269,850	$816,720	$391,455
Total expenses excluding interest and commitment fee expenses	2.75%		2.77%		2.37%	2.08%	1.83%	1.66%	1.88%
Interest and commitment fee expenses	0.52%		0.61%		1.08%	1.47%	1.06%	1.04%	0.72%
Waiver/reimbursement	—		—		(0.01)%	(0.02)%	—	(0.04)%	(0.10)%
Net expenses including interest and commitment fee expenses(e)	3.27%		3.38%		3.44%	3.53%	2.89%	2.66%	2.50%
Net investment income	2.94%		2.79%		7.59%	7.78%	7.55%	7.28%	5.10%
Portfolio turnover rate	66	%(c)	57	%(c)	21%	22%	70%	61%	85%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	A late audit adjustment was made to net asset value, however, performance was not recalculated using the adjusted net asset value. Rather total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
16 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Floating Rate Advantage Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months
	Ended		Ten Months
	December 31, 2010		Ended		Years Ended August 31,
Class Z Shares	(unaudited)		June 30, 2010		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$6.55		$5.97		$9.70	$11.75	$12.43	$12.19	$12.08

Income from Investment Operations:
Net investment income(a)	0.13		0.20		0.54	0.94	1.04	1.00	0.71
Net realized and unrealized gain/(loss)(a)	0.13		0.58		(3.52)	(2.05)	(0.60)	0.22	0.11

Total from investment operations	0.26		0.78		(2.98)	(1.11)	0.44	1.22	0.82

Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.07)		(0.75)	(0.93)	(1.05)	(0.98)	(0.71)
From net realized gains	—		—		—	(0.01)	(0.07)	—	—
From return of capital	—		(0.13)		—	—	—	—	—

Total distributions declared to shareholders	(0.14)		(0.20)		(0.75)	(0.94)	(1.12)	(0.98)	(0.71)

Net Asset Value, End of Period	$6.67		$6.55		$5.97	$9.70	$11.75	$12.43	$12.19
Total return(b)	4.14	%(c)	13.20	%(c)	(30.12)%	(9.97)%	3.46%	10.47%	6.93	%(d)

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$28,278		$41,785		$62,842	$170,147	$280,383	$161,996	$75,293
Total expenses excluding interest and commitment fee expenses	1.90%		1.92%		1.52%	1.23%	0.98%	0.81%	1.03%
Interest and commitment fee expenses	0.52%		0.61%		1.08%	1.47%	1.06%	1.04%	0.72%
Waiver/reimbursement	—		—		(0.01)%	(0.02)%	—	(0.04)%	(0.10)%
Net expenses including interest and commitment fee expenses(e)	2.42%		2.53%		2.59%	2.68%	2.04%	1.81%	1.65%
Net investment income	3.79%		3.64%		8.44%	8.63%	8.40%	8.13%	5.95%
Portfolio turnover rate	66	%(c)	57	%(c)	21%	22%	70%	61%	85%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	A late audit adjustment was made to net asset value, however, performance was not recalculated using the adjusted net asset value. Rather total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement if applicable.
See accompanying Notes to Financial Statements. | 17

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2010	Highland Floating Rate Advantage Fund
Note 1. Organization
Highland Floating Rate Advantage Fund (the “Fund”) is a Delaware statutory trust that is successor in interest to a Massachusetts business trust of the same name and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company. On March 22, 2010, the Board of Trustees approved a change in the Fund’s fiscal year end from August 31 to June 30.
Investment Objective
The Fund seeks to provide a high level of current income, consistent with preservation of capital.
Fund Shares
The Fund may issue an unlimited number of shares, with par value $0.001 per share and continuously offers three classes of shares: Class A, Class C and Class Z. The Fund has discontinued selling Class B Shares to new and existing investors, although existing investors may still reinvest distributions in Class B Shares. Class A shares are sold with a front-end sales charge. Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (“CDSC”), Class Z shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class-specific expenses, which include distribution fees and service fees.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Use of Estimates
The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that may affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.
Fund Valuation
The net asset value (“NAV”) of the Fund’s shares is calculated daily in accordance with procedures approved by the Board of Trustees of the Fund (the “Board” or “Trustees”). The NAV per share of each class of the Fund’s shares is calculated by dividing the value of the Fund’s net assets attributable to each class of shares by the total number of shares of the class outstanding.
Valuation of Investments
In computing the Fund’s net assets, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Trustees.
Securities for which market quotations are not readily available or for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
18 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund
Fair Value Measurement:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
As of December 31, 2010, the Fund’s investments consisted of senior loans, corporate notes and bonds, asset-backed securities, common stock, preferred stock and warrants. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
The fair value of the Fund’s common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
For investments which do not have readily available quotations or are not priced by a pricing service or broker, the Fund will determine the investments fair value, as determined by the Board or its designee in accordance with procedures approved the Board, taking into account relevant factors. These factors include: 1) fundamental analytical data relating to the investment, 2) the nature and duration of restrictions on disposition of the securities and 3) an evaluation of the forces that influence the market in which the investment is purchased and sold.
At the end of each calender quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of December 31, 2010 is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Investments	December 31, 2010	Price	Input	Input
Assets
Common Stocks
Aerospace	$87,520	$87,520	$—	$—
Broadcasting	24,815,025	—	—	24,815,025
Chemicals	144,480	—	—	144,480
Semi-Annual Report | 19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund

			Level 2	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Investments	December 31, 2010	Price	Input	Input
Diversified Media	12,850	—	—	12,850
Energy	1,416,706	—	—	1,416,706
Gaming/Leisure	16,746,795	—	—	16,746,795
Healthcare	1,557,375	—	—	1,557,375
Metals/Minerals	1,856,570	—	—	1,856,570
Utility	61,292	—	—	61,292
Warrants
Broadcasting	19,400	—	—	19,400
Debt
Senior Loans	554,010,049	—	380,661,406	173,348,643
Asset-Backed Securities	25,387,535	—	—	25,387,535
Other Financial Instruments *
Forward foreign currency contracts	1,019,567	—	1,019,567	—

Total Assets	627,135,164	87,520	381,680,973	245,366,671

Liabilities
Other Financial Instruments *
Forward foreign currency contracts	$(580,297)	$—	$(580,297)	$—

Total Liabilities	(580,297)	—	(580,297)	—

Total	$626,554,867	$87,520	$381,100,676	$245,366,671

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forwards, which are valued at the unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were classified as Level 3 at December 31, 2010.
The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the period ended December 31, 2010.

			Net
			Amortization	Net	Net		Balance
Assets at Fair Value	Balance as of	Transfers	(Accretion) of	Realized	Unrealized	Net	as of
Using Unobservable	June 30,	in/(out)	Premium/	Gains/	Gains/	Purchase/	December 31,
Inputs (Level 3)	2010	of Level 3	(Discount)	(Losses)	(Losses)	(Sales)*	2010
Common Stocks
Broadcasting	$20,709,545	$—	$—	$—	$4,105,480	$—	$24,815,025
Chemicals	1,548,000	—	—	8,942	(349,226)	(1,063,236)	144,480
Diversified Media	—	—	—	—	(337,154)	350,004	12,850
Energy	1,382,152	—	—	—	34,554	—	1,416,706
Gaming/Leisure	1,089,655	—	—	—	(155,770,511)	171,427,651	16,746,795
Healthcare	—	3,301,635	—	—	(1,744,260)	—	1,557,375
Metals/Minerals	962,147	—	—	—	894,423	—	1,856,570
Transportation — Land
Transportation	380,896	—	—	(885,315)	962,249	(457,830)	—
Utility	68,953	—	—	—	(7,661)	—	61,292
Warrants
Broadcasting	16,191	—	—	—	3,209	—	19,400
Debt
Senior Loans	157,813,097	66,883,386	24,562	(51,609,111)	177,583,869	(177,347,160)	173,348,643
Asset-Backed Securities	20,575,943	—	—	—	4,811,592	—	25,387,535
Claims	57,563	—	—	(30,909,007)	30,916,536	(65,092)	—

Total	$204,604,142	$70,185,021	$24,562	$(83,394,491)	$61,103,100	$(7,155,663)	$245,366,671

*	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio.
The net unrealized gains presented in the table above relate to investments that were held at December 31, 2010. The Fund presents these unrealized gains on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and
20 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund
evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended December 31, 2010, a net amount of $70,185,021 was transferred from Level 3 to Level 2. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
Security Transactions
Security transactions are accounted for on the trade date. Costs and gains/(losses) are determined based upon the specific identification method for both financial statement and federal income tax purposes.
Foreign Currency
Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Forward Foreign Currency Contracts
In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund may enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange traded and there is no clearinghouse to guarantee forwards against default. During the six months ended December 31, 2010, the open values of forward foreign currency contracts were AUD 8,752,307, EUR 14,004,881 and GBP 25,612,025 and the closed values were EUR 33,936,000 and GBP 29,579,600.
Income Recognition
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan. Dividend income is recorded on the ex-dividend date.
Determination of Class Net Asset Values
All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains/(losses) are allocated to each class of shares of the Fund on a daily basis for purposes of determining the NAV of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains/(losses) are allocated based on the relative net assets of each class.
U.S. Federal Income Tax Status
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.
Cash and Cash Equivalents
The Fund considers liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the statement of assets and liabilities. At December 31, 2010, the Fund had $74,820 of cash and cash equivalents denominated in foreign currencies, with a cost of $72,307.
Semi-Annual Report | 21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank.
Note 3. U.S. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
Reclassifications are made to the Fund’s capital accounts at fiscal year end for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
The tax character of distributions paid during the period ended June 30, 2010 and the years ended August 31, 2009 and August 31, 2008, were as follows.

Distributions paid from:	2010	2009	2008

Ordinary income*	$6,176,184	$105,836,271	$174,109,322
Return of capital	11,506,948	—	—
Long-term capital gains	—	—	1,924,460

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.
As of June 30, 2010, the most recent tax year, the components of distributable earnings on a tax basis were as follows:

Accumulated	Undistributed	Undistributed
Capital and	Ordinary	Long-Term	Net Unrealized
Other Losses	Income	Capital Gains	Depreciation*

$(615,266,685)	$—	$—	$(461,534,554)

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales and premium amortization adjustments.
The accumulated capital losses to offset future gains (capital loss carryforward) for the Fund are $8,394,093, $232,159,979 and $344,520,769 which will expire on June 30, 2016, June 30, 2017 and June 30, 2018, respectively. For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a period of up to eight years to the extent allowed by the Internal Revenue Code.
Unrealized appreciation and depreciation at December 31, 2010, based on the cost of investments for U.S. federal income tax purposes, and excluding any unrealized appreciation and

Unrealized appreciation	$20,646,449
Unrealized depreciation	(376,775,785)

Net unrealized depreciation	$(356,129,336)

depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates was:
Note 4. Advisory, Administration, Service and Distribution and Trustee Fees
Investment Advisory Fee

Average Daily Managed Assets	Annual Fee Rate

First $1 billion	0.65%
Next $1 billion	0.60%
Over $2 billion	0.55%
The Investment Adviser receives a monthly investment advisory fee based on the Fund’s average daily managed assets at the following annual rates:
Average daily managed assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).
For the six months ended December 31, 2010, the Fund’s effective investment advisory fee rate was 0.65%.
Administration Fees
The Investment Adviser provides administrative services to the Fund. For its services, the Investment Adviser receives an annual fee, payable monthly, in an amount equal to 0.20% of the Fund’s average daily managed assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), formerly known as PNC Global Investment Servicing (U.S.) Inc. The Investment Adviser pays BNY Mellon directly for these subadministration services.
Service and Distribution Fees
BNY Mellon Distributors Inc. (the “Underwriter”), formerly known as PFPC Distributors, Inc., serves as the principal underwriter and distributor of the Fund’s shares. The Underwriter receives the front end sales charge imposed on the sale of Class A Shares and the CDSC imposed on certain redemptions of Class A, Class B and Class C Shares. For the period ended December 31, 2010, the Underwriter received $366 of front end sales charges on Class A Shares and $10, and $5,340 of CDSC on Class B and Class C Share redemptions, respectively.
22 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), which requires the payment of a monthly service fee to the Plan at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C Shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Plan at an annual rate of 0.10%, 0.45% and 0.60% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively.
Fees Paid to Officers and Trustees
Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser as of the period covered by this semi-annual report.
The Fund pays no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.
Note 5. Fund Information
For the six months ended December 31, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $429,918,844 and $502,589,728, respectively.
Note 6. Periodic Repurchase Offers
The Fund has adopted a policy to offer each fiscal quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at the Fund’s NAV (“Repurchase Offers”). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of February, May, August and November. It is anticipated that the date on which the repurchase price of shares will be determined (the “Repurchase Pricing Date”) will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the “Repurchase Request Deadline”), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date. If shareholders tender for repurchase more than the Repurchase Offer amount for a given Repurchase Offer, the Fund may repurchase an additional amount of shares of up to 2% of the shares outstanding on the Repurchase Request Deadline.
For the six months ended December 31, 2010, there were two Repurchase Offers. In the August 2010 and November 2010 Repurchase Offers, the Fund offered to repurchase 7.0% and 9.0%, respectively, of its outstanding shares. In the August 2010 and November 2010 Repurchase Offers, 9.0% and 10.5%, respectively, of shares outstanding were repurchased. In connection with each Repurchase Offer, the Fund repurchased an additional 2.0% and 1.5%, respectively, of the shares outstanding on the Repurchase Request Deadline to accommodate the shareholder repurchase requests.
Note 7. Senior Loan Participation Commitments
The Fund invests, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans (“Senior Loans”), the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic or foreign corporations, partnerships and other entities that operate in a variety of industries or geographic regions (“Borrowers”). If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the Borrower directly.
As such, the Fund assumes the credit risk of the Borrowers, as well as of the selling participants or other persons inter-positioned between the Fund and the Borrowers. The ability of Borrowers, selling participants or other persons interpositioned between the Fund and the Borrowers to meet their obligations may be affected by a number of factors, including economic developments in a specific industry.
At December 31, 2010, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

		Principal
Selling Participant		Amount	Value

Lehman Commercial Paper, Inc. UK Branch:
Wind Telecomunicazioni S.p.A. B1 Term Loan Facility	EUR	1,489,630	$1,179,058

Lehman Commercial Paper, Inc. UK Branch:
Wind Telecomunicazioni S.p.A. C1 Term Loan Facility		1,489,630	1,179,058

			$2,358,116

Semi-Annual Report | 23

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund
In May 2009, the Fund filed a proof of claim with the United States Bankruptcy Court Southern District of New York related to the above participants.
Note 8. Credit Agreement
On November 4, 2009, the Fund entered into a $170,000,000 credit agreement (the “Prior Credit Agreement”) with The Bank of Nova Scotia. Concurrent with executing this agreement, the Fund paid an upfront fee of $1,700,000. The fee was amortized over the term of the Prior Credit Agreement and $661,096 of upfront fee expense is included on the Statement of Operations. Interest expense and commitment fee of $685,028 related to the Prior Credit Agreement is included on the Statement of Operations. Effective March 31, 2010, the Fund reduced the total commitment under the Prior Credit Agreement to $150,000,000 and terminated the agreement on September 1, 2010.
Effective September 1, 2010, the Fund entered into a $225,000,000 credit agreement (the “Credit Agreement”) with State Street Bank and Trust Company. Concurrent with executing this agreement, the Fund paid an upfront fee of $225,000. The fee is amortized over the term of the Credit Agreement and $76,568 of upfront fee expense is included on the Statement of Operations. Interest expense and commitment fee of $740,138 related to the Credit Agreement is included on the Statement of Operations.
At December 31, 2010, the Fund had outstanding borrowings under the Credit Agreement totaling $160,000,000, secured by substantially all of the assets in the Fund’s portfolio, including cash and cash equivalents. Interest is charged at a rate equal to the Adjusted LIBOR plus 1.25% per annum based on the outstanding borrowings. In addition, the Fund has agreed to pay a commitment fee on the unutilized commitment amount of 0.15% per annum.
The average daily loan balance was $133,243,452 at a weighted average interest rate of 1.92%, excluding any commitment fee, for the six months ended December 31, 2010.
The Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement and the Fund is required to maintain 300% asset coverage under Section 18(a) of the 1940 Act. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the dates indicated below, the Fund’s debt outstanding and asset coverage was as follows:

		% of
		Asset
		Coverage
	Total Amount	of
Date	Outstanding	Indebtedness

12/31/2010	$160,000,000	406.7%
06/30/2010	115,000,000	606.0
08/31/2009	181,000,000	465.8
08/31/2008	511,000,000	409.3
08/31/2007	960,000,000	400.5
08/31/2006	335,000,000	729.2
08/31/2005	250,000,000	512.9
08/31/2004	95,000,000	803.8
Note 9. Unfunded Loan Commitments
As of December 31, 2010, the Fund had unfunded loan commitments of $11,221,093, GBP 2,500,000 and EUR 3,164,000, which could be extended at the option of the borrower, pursuant to loan agreements with the following borrowers:

	Unfunded
	Loan
Borrower	Commitment

Vivarte	EUR	3,164,000
Mobileserv Ltd.	GBP	2,500,000
Broadstripe, LLC		$2,480,930
LLV Holdco, LCC		3,862,310
SIRVA Worldwide, Inc.		1,877,853
Sorrenson Communications, Inc.		2,000,000
Water PIK, Inc.		1,000,000
Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of December 31, 2010, the Fund recognized net discount and unrealized depreciation on unfunded transactions of $3,047,212. The net change in unrealized depreciation on unfunded transactions of $746,960 is recorded in the Statement of Operations.
Note 10. Affiliated Issuers
Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies as of December 31, 2010:

	Par Value at	Shares/Units at	Market Value
	December 31,	December 31,	June 30,	December 31,
	2010	2010	2010	2010

CCS Medical, Inc. (Senior Loans)	$25,213,110	—	$22,504,068	$20,642,554
CCS Medical, Inc. (Common Stock)	—	124,590	3,301,635	1,557,375
ComCorp Broadcasting, Inc. (Senior Loans) *	2,989,118	—	2,557,191	2,719,500
24 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund

	Par Value at	Shares/Units at	Market Value
	December 31,	December 31,	June 30,	December 31,
	2010	2010	2010	2010

Communications Corp of America (Common Stock)	$—	152,363	$—	$—
LLV Holdco, LLC (Senior Loans)	2,310,725	—	—	2,287,618
LLV Holdco, LLC (Common Stocks)	—	31,493	—	9,604,569
Young Broadcasting, Inc. (Senior Loans)	6,145,041	—	6,141,748	6,175,766
Young Broadcasting, Inc. (Common Stocks)	—	10,233	20,709,545	24,815,025
Young Broadcasting, Inc. (Warrants)	—	8	16,191	19,400

	$36,657,994	318,687	$55,230,378	$67,821,807

*	Company is a wholly owned subsidiary of Communications Corp. of America.
The Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees of the Fund. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 act. Further, as defined under the procedures, each transaction is effective at the current market price.
For the six months ended December 31, 2010, there were no security transactions with affiliated funds.
Note 11. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers and certain counterparties. The Fund’s maximum exposure under these arrangements is unknown. The Board has approved the advancement of certain expenses to a service provider in connection with pending litigation subject to appropriate documentation and safeguards. These expenses are recorded in the Statement of Assets and Liabilities and the Statement of Operations.
Note 12. Disclosure of Significant Risks and Contingencies
Non-Diversified and Industry Concentration Risk
The Fund may focus its investments in instruments of only a few issuers. Additionally, the Fund will concentrate its investments in the financial services industry. The concentration of the Fund’s portfolio in a limited number of issuers would subject the Fund to a greater degree or risk with respect to defaults by such issuers, and the concentration of the portfolio in the financial services industry subjects the Fund to a greater degree of risk with respect to economic downturns relating to such industry.
Non-Payment Risk
Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the NAV of the Fund.
Credit Risk
The Fund invests all or substantially all of its assets in Senior Loans of other securities that are rated below investment grade and unrated Senior Loans of comparable quality. Investments rated below investment grade are commonly referred to as “high yield securities” or “junk securities”. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Investments in high-yield securities may result in greater NAV fluctuation than if the Fund did not make such investments.
Leverage Risk
The Fund currently uses leverage through borrowings from a credit facility. The use of leverage for investment purposes creates opportunities for greater total returns, but at the same time involves risks. Any investment income or gains earned with respect to the amounts borrowed that is in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case, and dividends on the shares could be reduced or eliminated. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to shareholders.
Currency Risk
A portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
Non-U.S. Securities Risk
Investment in securities of non-U.S. issuers may involve special risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments
Semi-Annual Report | 25

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund
in one region or in the securities of emerging market issuers. These risks may include: (i) non-U.S. issuers may be subject to less rigorous disclosure, accounting standards and regulatory requirements; (ii) many non-U.S. markets are smaller, less liquid and more volatile and the Adviser may not be able to sell the Fund’s investments at times, in amounts and at prices it considers reasonable; and (iii) the economies of non-U.S. issuers may grow at slower rates than expected or may experience more severe downturns or recessions. Additionally, certain investments in non-U.S. issuers also may be subject to foreign withholding or other taxes on dividends, interest or capital gain.
Forward Currency Contracts Risk
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A forward contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. Forwards involve counterparty credit risk to the Fund because forwards are not exchange traded and there is no clearinghouse to guarantee the forwards against default.
Derivatives Risk
Derivative transactions in which the Fund may engage for hedging and speculative purposes or to enhance total return, including engaging in transactions such as options, futures, swaps, foreign currency transactions (including forward foreign currency contracts, currency swaps or options on currency and currency futures) and other derivative transactions, involve certain risks and considerations. These risks include the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. The use of derivative transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The successful use of derivative transactions depends on the Adviser’s ability to predict correctly the direction and extent of movements in interest rates.
Counterparty Credit Risk
Counterparty credit risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Fund is exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.
Note 13. Legal Matters
Matters Relating to the Fund’s Investment in TOUSA, Inc. The Fund is one of numerous defendants (“Lenders”) that have been named in an adversary proceeding pending in the Bankruptcy Court of the Southern District of Florida (the “Court”). The action, entitled In re Tousa Inc., et al., was filed on July 15, 2008, by the Official Committee of Unsecured Creditors of TOUSA, Inc. and its affiliates (the “Plaintiff ”), which are home building companies to which the Lenders loaned money through different lending facilities. An amended complaint was filed on October 17, 2008. Plaintiff alleges that monies used to repay the Lenders should be voided as fraudulent and preferential transfers under the bankruptcy laws. More specifically, Plaintiff alleges that subsidiaries of the home building companies were forced to become co-borrowers and guarantors of the monies used to repay the Lenders, and that the subsidiaries did not receive fair consideration or reasonably equivalent value when they transferred the proceeds to repay the Lenders. Plaintiff seeks to void the transfers and other equitable relief. The Fund and other Funds and accounts managed by the Investment Adviser and the other Lenders are named as defendants in two separate lending capacities; first, as lenders in a credit agreement (the “Credit Lenders”); and second, as lenders in a term loan (the “Term Loan Lenders”). The Fund, as Term Loan Lender, moved to dismiss the amended complaint. The Court denied the motion to dismiss on December 4, 2008. The Fund and the other Lenders filed a motion for leave to appeal the dismissal, which was denied on February 23, 2009. Plaintiff thereafter filed a Second Amended Complaint and a Third Amended Complaint two answers to the Third Amended Complaint in its capacity as a Term Loan Lender. The case went to trial, which concluded in August 2009.
On October 13, 2009, the court ruled for the Plaintiff in the action and ordered the defendants to return the proceeds received from the pay off of the term loan at par on July 31, 2007. The proceeds received by the Fund totaled $4,000,000. Additionally, the court ordered the defendants to pay simple interest on the amount returned at an annual rate of 9%.
26 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund
In November 2009, the Fund and other defendants filed an appeal to the decision. On December 22, 2009, the Fund posted $5,310,479 with the Court. This amount is recorded in the Statement of Assets and Liabilities and the Statement of Operations. The appellate hearing took place on October 22, 2010.
Matters Relating to the Fund’s Investment in Broadstripe, LLC. The Fund, the Adviser, other accounts managed by the Adviser, and an unaffiliated investment manager are defendants in a lawsuit filed in Delaware Superior Court on November 17, 2008 (and subsequently amended to include the Trust as a party) by WaveDivision Holdings, LLC and an affiliate, alleging causes of action stemming from the plaintiffs’ 2006 agreements with Millennium Digital Media Systems, LLC (“Millennium”) (now known as Broadstripe, LLC), pursuant to which Millennium had agreed, subject to certain conditions, to sell certain cable television systems to the plaintiffs. During the relevant period, the Fund and other defendants managed by the Adviser held debt obligations of Millennium. As of December 31, 2010, the Fund attributed total value to the Fund’s investment in the Millennium revolving credit agreement and term loan, each of which is secured by a first lien, of an aggregate of approximately $44.5 million. The complaint alleges that the Adviser and an unaffiliated investment manager caused Millennium to terminate the contracts to sell the cable systems to the plaintiffs. The amended complaint seeks compensatory and punitive damages in an unspecified amount to be presented at trial, thus, the Fund cannot predict the amount of a judgment, if any. The Fund and other accounts managed by the Adviser have filed a motion to dismiss the lawsuit. The Adviser and the Fund intend to continue to defend this action vigorously.
In addition, the Fund and other funds managed by the Adviser that held certain debt issued by Millennium are defendants in a complaint filed on May 8, 2009 by the official committee of unsecured creditors of Millennium and its affiliated debtors (collectively, the “Debtors”) in the United States Bankruptcy Court for the District of Delaware. The complaint alleges various causes of action against the Fund, the Adviser and certain other funds managed by the Adviser and seeks various relief, including recharacterization and equitable subordination of the debt held by the Fund and the other funds and recovery of certain payments made by the Debtors to the Fund and the other funds. The Fund and other defendants managed by the Adviser have filed a motion for summary judgment on all of the claims in the complaint. The Adviser and the Fund intend to continue to defend this action vigorously. The Fund believes that the resolution of the matters described in this subsection are unlikely to have a material adverse effect on the Fund. If the Debtors were to succeed in their causes of action, all or a portion of the Fund’s investment in Millennium may not be recoverable.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.
Semi-Annual Report | 27

ADDITIONAL INFORMATION (unaudited)

December 31, 2010	Highland Floating Rate Advantage Fund
Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
Approval of Investment Advisory Agreement
The Fund has retained the Investment Adviser to manage its assets pursuant to an Investment Advisory Agreement with the Investment Adviser (the “Advisory Agreement”), which has been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”).
Following an initial term of two years, the Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.
The Board of Trustees, including the Independent Trustees, approved the Advisory Agreement at a meeting held on December 9-10, 2010. As part of its review process, the Board of Trustees requested, through Fund counsel and its independent legal counsel, and received from the Investment Adviser written and oral information including: (i) information confirming the financial soundness of the Investment Adviser and on the general profitability of the Advisory Agreement; (ii) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (iii) information on the internal compliance procedures of the Investment Adviser; (iv) information showing how the Fund’s fees and expected operating expenses compare to those of (a) other registered and private investment funds that follow investment strategies and objectives similar to those of the Fund and having a similar asset size, and (b) other private and registered pooled investment vehicles or accounts managed by the Investment Adviser, as well as performance of such vehicles and accounts; (v) information comparing the services provided to the Fund by the Investment Adviser versus those provided to the Investment Adviser’s other institutional and hedge fund clients; (vi) information regarding brokerage and portfolio transactions; and (vii) information on any legal proceedings or regulatory audits or investigations affecting the Fund, the Investment Adviser or its affiliates. The Trustees reviewed the detailed information provided by the Investment Adviser and other relevant information and factors with independent legal counsel.
The Trustees’ conclusion as to the continuation of the Advisory Agreement was based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. The fee arrangements for the Fund are the result of review and discussion between the Independent Trustees and the Investment Adviser since the Fund’s inception. Certain aspects of such arrangements may receive greater scrutiny in some years than in others, and the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
The Nature, Extent, and Quality of the services Provided by the Investment Adviser
The Trustees considered the portfolio management services provided by the Investment Adviser and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser.
28 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2010	Highland Floating Rate Advantage Fund
They also reviewed and discussed the Investment Adviser’s compliance policies and procedures. The Trustees concluded that the Investment Adviser has the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement and that the nature and quality of such advisory services are satisfactory.
The Investment Adviser’s Historical Performance in Managing the Fund
The Trustees reviewed the Investment Adviser’s historical performance in managing the Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at their meetings throughout the year. The Trustees discussed relative performance and contrasted the performance of the Fund versus that of the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund and the Credit Suisse Leveraged Loan Index. After reviewing these and related factors, the Trustees concluded that they were satisfied with the Investment Adviser’s responses and efforts relating to performance.
The Costs of the Services to be Provided by the Investment Adviser and the Profits Realized by the Investment Adviser and its Affiliates from the Relationship with the Fund
The Trustees also gave substantial consideration to the fees payable under the Advisory Agreement, including: (i) the annual fee as a portion of the Fund’s Average Daily Managed Assets; (ii) the expenses the Investment Adviser incurs in providing advisory services; and (iii) a comparison of the fees payable to the Investment Adviser under the Advisory Agreement to fees payable to other investment advisers serving other registered investment companies that follow investment strategies similar to those of the Fund. After reviewing these and related factors, the Trustees determined that the fees payable to the Investment Adviser under the Advisory Agreement represent reasonable compensation in light of the services being provided by the Investment Adviser to the Fund.
The Extent to which Economies of Scale would be Realized as the Fund Grows and Whether Fee Levels Reflect these Economies of Scale for the Benefit of Shareholders
The Trustees considered the asset level of the Fund, the information provided by the Investment Adviser relating to its costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structure of the Fund, with current breakpoints, is reasonable and appropriately should result in a sharing of economies of scale in view of the information provided by the Investment Adviser.
Following a further discussion of the factors deemed material, including those described above, and the merits of the Advisory Agreement and its various provisions, the Trustees, including all of the Independent Trustees, determined that the Advisory Agreement, including the advisory fee paid to the Investment Adviser under the Advisory Agreement, is fair and reasonable to the Fund and approved the continuation, for a period of one year commencing December 31, 2010, of the Advisory Agreement.
Annual Report | 29

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
101 Sabin Street
Pawtucket, RI 02860

Underwriter
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201

Fund Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
This report has been prepared for shareholders of Highland Floating Rate Advantage Fund.

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.highlandfunds.com.

The Statement of Additional Information includes additional information about Fund Trustees and is available upon request without charge by calling 1-877-665-1287.
30 | Semi-Annual Report

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Highland Floating Rate Advantage Fund	Semi-Annual Report, December 31, 2010

www.highlandfunds.com	HLC-ADV-SEMI-12/10

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members
     The Fund’s portfolio manager, who is primarily responsible for the day-to-day management of the Fund’s portfolio, is Greg Stuecheli.
Greg Stuecheli — Mr. Stuecheli is a Senior Portfolio Manager at Highland. Prior to his current duties, Mr. Stuecheli was a Portfolio Manager for Highland covering distressed and special situation credit and equity investments. Prior to joining Highland in June 2002, Mr. Stuecheli served as an analyst for Gryphon Management Partners, LP from 2000 to 2002, where his primary responsibilities included researching long and short investment ideas. In 1999, Mr. Stuecheli was a Summer Associate at Hicks, Muse, Tate & Furst, and from 1995 to 1998, Mr. Stuecheli worked as a chemical engineer at Jacobs Engineering Group and Cytec Industries. Mr. Stuecheli received an MBA from Southern Methodist University and a BS in Chemical Engineering from Rensselaer Polytechnic Institute. He has earned the right to use the Chartered Financial Analyst designation.
(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member
     The following table provides information about funds and accounts, other than the Fund, for which the Fund’s portfolio manager is primarily responsible for the day-to-day portfolio management as of December 31, 2010.
Greg Stuecheli

			# of Accounts	Total Assets with
	Total		Managed with	Performance-Based
	# of Accounts	Total Assets	Performance-Based	Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Registered Investment Companies:	3	989	—	—
Other Pooled Investment Vehicles:	—	—	—	—
Other Accounts:	—	—	—	—
     Potential Conflicts of Interests
     Highland and/or its general partner, limited partners, officers, affiliates and employees provide investment advice to other parties and manage other accounts and private investment vehicles similar to the Fund. In connection with such other investment management activities, the Adviser and/or its general partner, limited partners, officers, affiliates and employees may decide to invest the funds of one or more other accounts or recommend the investment of funds by other parties, rather than the Fund’s monies, in a particular security or strategy. In addition, the Adviser and such other persons will determine the allocation of funds from the Fund and such other accounts to investment strategies and techniques on whatever basis they consider appropriate or desirable in their sole and absolute discretion.
     The Adviser has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. The Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Adviser furnishes advisory services to numerous clients in addition to the Fund, and the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to the Adviser or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, the Adviser, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser’s (or its affiliates’) partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Adviser includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.
     The Adviser, its affiliates or their partners, directors, officers and employees similarly serve or may serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients.
     While the Adviser does not believe there will be frequent conflicts of interest, if any, the Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between the Adviser’s fiduciary obligations to the Fund and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.
(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members
     Highland’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors, including the pre-tax relative performance of a portfolio manager’s underlying account, the pre-tax combined performance of the portfolio managers’ underlying accounts, and the pre-tax relative performance of the portfolio managers’ underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by Highland, such as its “Short-Term Incentive Plan” and its “Long-Term Incentive Plan,” described below.
     Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with Highland, which may include the amount of assets supervised and other management roles within Highland. Base compensation is determined by taking into account current industry norms and market data to ensure that Highland pays a competitive base compensation.

     Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market, as well as participation in incentive plans, including one or more of the following:
Short-Term Incentive Plan. The purpose of this plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly-compensated employees of Highland in order to promote the success of Highland.
Long Term Incentive Plan. The purpose of this plan is to create positive morale and teamwork, to attract and retain key talent and to encourage the achievement of common goals. This plan seeks to reward participating employees based on the increased value of Highland.
     Because each person’s compensation is based on his or her individual performance, Highland does not have a typical percentage split among base salary, bonus and other compensation. Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with Highland.
(a)(4) Disclosure of Securities Ownership
     The following table sets forth the dollar range of equity securities beneficially owned by the portfolio manager in the Fund as of December 31, 2010.

Dollar Ranges of Equity Securities Beneficially Owned by
Name of Portfolio Manager	Portfolio Manager
Greg Stuecheli	$0

(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Highland Floating Rate Advantage Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 3/9/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 3/9/11

By (Signature and Title)*	/s/ Brian Mitts Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)

Date 3/9/11

*	Print the name and title of each signing officer under his or her signature.